UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)

Number			Number
of Shares		Value	of Shares		Value

	COMMON STOCKS - 97.9%			Technology - 18.9%
			27,174	Cognizant Technology Solutions Corp. - Class A*	$2,012,235
	Basic Materials - 7.9%		36,457	eBay, Inc.*	1,860,036
30,120	Innospec, Inc.	$1,038,839	30,910	Microsoft Corp.	826,224
31,397	LyondellBasell Industries NV - Class A	1,792,455	76,064	NCR Corp.*	1,938,111
4,825	NewMarket Corp.	1,265,115	17,760	Open Text Corp.*	992,251
		4,096,409	31,180	Oracle Corp.	1,038,918
			59,940	Yahoo! Inc. *	1,192,806
	Communications - 14.2%				9,860,581
32,681	Amdocs Ltd.	1,110,827
66,025	Arris Group, Inc. *	986,414		TOTAL COMMON STOCKS (Cost $29,236,940)	51,041,595
27,449	Harris Corp.	1,343,903
14,245	Liberty Media Corp. - Class A*	1,652,562		SHORT TERM INVESTMENT - 2.0%
16,625	NeuStar, Inc. - Class A*	697,086
16,770	Time Warner Cable, Inc. - Class A	1,629,876		Fidelity Institutional Money Market Portfolio, 0.14% **	1,043,737
		7,420,668	1,043,737
				TOTAL SHORT TERM INVESTMENT (Cost $1,043,737)	1,043,737
	Consumer Cyclical - 10.9%
3,538	AutoZone, Inc.*	1,253,973		Total Investments (Cost $30,280,677) - 99.9%	52,085,332
24,880	Bloomin' Brands Inc. *	389,123
32,992	Coach, Inc.	1,831,386		Other Assets and Liabilities, Net - 0.1%	36,689
25,695	Dollar Tree, Inc.*	1,042,189
59,430	Pier 1 Imports, Inc.	1,188,600		TOTAL NET ASSETS - 100.0%	$52,122,021
		5,705,271
			*	Non-income producing security.
	Consumer Non Cyclical - 11.3%		**	Rate in effect as of December 31, 2012.
9,945	ADT Corp.	462,343
15,534	Alliance Data Systems Corp.*	2,248,702
34,627	Ascent Capital Group, Inc. - Class A*	2,144,796
18,136	Covidien PLC	1,047,173
		5,903,014

	Energy - 7.5%
17,211	Ensco PLC - Class A	1,020,268
26,999	EPL Oil & Gas, Inc. *	608,827
50,479	Rosetta Resources, Inc.*	2,289,727
		3,918,822

	Financial - 6.5%
29,265	American International Group, Inc.*	1,033,055
1,676	Markel Corp.*	726,412
15,046	Portfolio Recovery Associates, Inc.*	1,607,816
		3,367,283

	Industrial - 20.7%
7,299	Atlas Air Worldwide Holdings, Inc.*	323,419
15,763	Canadian Pacific Railway Ltd.	1,601,836
41,727	EMCOR Group, Inc.	1,444,171
28,386	EnerSys*	1,068,165
38,428	KBR, Inc.	1,149,766
54,030	MasTec, Inc.*	1,346,968
4,772	Pentair Ltd.	234,544
53,892	Titan International, Inc.	1,170,534
19,891	Tyco International Ltd.	581,812
28,353	WABCO Holdings, Inc.*	1,848,332
		10,769,547

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,041,595	$-	$-	$51,041,595
Short-Term Investments	1,043,737	-	-	1,043,737
Total Investments	$52,085,332	$-	$-	$52,085,332

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$30,280,677

Gross unrealized appreciation	21,942,166
Gross unrealized depreciation	(137,511)
Net unrealized appreciation / (depreciation)	$21,804,655
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
     Mark Foster, President

Date  February 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
   Mark Foster, President

Date  February 8, 2013

By (Signature and Title)* /s/ Mickey Kim
   Mickey Kim, Treasurer

Date  February 8, 2013